NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Worldwide Leaders Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated March 11, 2011
to the Prospectus dated October 15, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Gartmore NVIT International Equity Fund and Gartmore NVIT Worldwide Leaders Fund

1.           At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on March 11, 2011, the Board approved the termination of Gartmore Global Partners (“Gartmore”) as subadviser to each of the Gartmore NVIT International Equity Fund and the Gartmore NVIT Worldwide Leaders Fund, and approved the appointment of Invesco Advisers, Inc. (“Invesco”) to subadvise each such Fund.  These changes are anticipated to take effect on or about March 18, 2011.

2.           Effective March 18, 2011, the name of the Gartmore NVIT International Equity Fund shall be changed to the “NVIT International Equity Fund.”

3.           Effective March 18, 2011, the name of the Gartmore NVIT Worldwide Leaders Fund shall be changed to the “NVIT Worldwide Leaders Fund.”

4.           Effective March 18, 2011, the Prospectus is revised as follows:

NVIT International Equity Fund

a.      The second paragraph following “Principal Investment Strategies” on page 6 is deleted and replaced with the following:

The Fund employs a growth style of investing.  In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.  The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis (e.g., mathematical and statistical methods) in selecting stocks and constructing a portfolio.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes.  The subadviser selects securities based on a bottom-up approach which focuses on the strengths of individual companies, rather than sector or country trends.  The subadviser may consider selling a security for several reasons, including if (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.  The Fund may engage in active and frequent trading of portfolio securities.

b.      The information following “Portfolio Management - Subadviser” on page 7 is deleted and replaced with the following:

Invesco Advisers, Inc. (“Invesco”)

c.      The table following “Portfolio Management – Portfolio Managers” on page 7 is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Barrett Sides	LeadPortfolio Manager, Invesco	Since 1990
Clas Olsson	Lead Portfolio Manager, Invesco	Since 1994
Jason Holzer	Portfolio Manager, Invesco	Since 1996
Matthew Dennis, CFA	Portfolio Manager, Invesco	Since 2000
Shuxin Cao	Portfolio Manager, Invesco	Since 1997

d.      The information in the second paragraph following “Principal Investment Strategies” on page 42 is deleted and replaced with the following:

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis (e.g., mathematical and statistical methods) in selecting stocks and constructing a portfolio.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes.  The subadviser selects securities based on a bottom-up approach which focuses on the strengths of individual companies, rather than sector or country trends.  The subadviser may consider selling a security for several reasons, including if (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.  The Fund may engage in active and frequent trading of portfolio securities.

NVIT Worldwide Leaders Fund

e.      The first paragraph following “Principal Investment Strategies” on page 9 is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies located throughout the world (including the United States) that the subadviser believes are, or have the potential to be, well positioned to take advantage of growth opportunities in their respective industries.  Some of these companies are multi-national companies operating globally, while others are located in, and primarily economically tied to, one country.  The Fund normally invests in securities from at least three different countries.  Under normal market conditions, the Fund invests at least 40% of its net assets (unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis (e.g., mathematical and statistical methods) in selecting stocks and constructing a portfolio.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes.  The subadviser selects securities based on a bottom-up approach which focuses on the strengths of individual companies, rather than sector or country trends.  The subadviser may consider selling a security for several reasons, including if (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

f.      The information following “Portfolio Management - Subadviser” on page 10 is deleted and replaced with the following:

Invesco Advisers, Inc. (“Invesco”)

g.      The table following “Portfolio Management – Portfolio Managers” on page 10 is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Barrett Sides	Lead Portfolio Manager, Invesco	Since 1990
Clas Olsson	Portfolio Manager, Invesco	Since 1994
Matthew Dennis, CFA	Lead Portfolio Manager, Invesco	Since 2000
Robert Lloyd, CFA	Lead Portfolio Manager, Invesco	Since 2000

h.      The information in the second-to-last paragraph following “Principal Investment Strategies” on page 43 is deleted and replaced with the following:

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis (e.g., mathematical and statistical methods) in selecting stocks and constructing a portfolio.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes.  The subadviser selects securities based on a bottom-up approach which focuses on the strengths of individual companies, rather than sector or country trends.  The subadviser may consider selling a security for several reasons, including if (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.  The Fund may engage in active and frequent trading of portfolio securities.

NVIT International Equity Fund and NVIT Worldwide Leaders Fund

                i.      References on pages 59-60 to Gartmore or “GGP” are hereby deleted.

j.      The information on page 59 following “Subadvisers” that relates to Invesco is revised as follows:

INVESCO ADVISERS, INC. (“INVESCO”) is the subadviser for the NVIT International Equity Fund, NVIT Worldwide Leaders Fund and Van Kampen NVIT Comstock Value Fund.  Invesco is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.  Invesco Ltd. is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

k.      The information following “Portfolio Management” on page 60, relating to the NVIT International Equity Fund and the NVIT Worldwide Leaders Fund, is deleted and replaced with the following:

The NVIT International Equity Fund is managed by a team that includes Barrett Sides (lead manager with respect to Asia Pacific and Latin America); Clas Olsson (lead manager with respect to Europe and Canada investments); Jason, Holzer; Matthew Denis; and Shuxin Cao.  These individuals are jointly and primarily responsible for the day-to-day management of the NVIT International Equity Fund. The NVIT Worldwide Leaders Fund is managed by a team that includes Barret Sides; Clas Olsson; Matthew Dennis; and Robert Lloyd (lead manager with respect to the domestic portion).  A lead manager generally has final authority over all aspects of a portion of a Fund’s investment portfolio managed by Invesco, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Mr. Sides is a Portfolio Manager. He joined Invesco in 1990 as a portfolio administrator and was promoted to his current position as a portfolio manager in 1997.   Mr. Olsson is a Portfolio Manager. He joined Invesco in 1994 as an investment officer and international portfolio analyst and was promoted to his current position in 1997. He is also chief investment officer of Invesco’s International Growth Investment Management Unit. Mr. Holzer, Portfolio Manager, has been associated with Invesco and/or its affiliates since 1996.  Mr. Dennis, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000. Mr. Lloyd, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000.  Mr. Cao, Portfolio Manager, has been associated with Invesco and/or its affiliates since 1997.

5.           Shareholders of the NVIT International Equity Fund and the NVIT Worldwide Leaders Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exceptive Order, with more detailed information about Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE